UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2018

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 25.7%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	20,000	$20,550
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	420,000	426,825
IHO Verwaltungs GmbH, Senior Secured Bonds (4.125% Cash or 4.875% PIK)	4.125%	9/15/21	420,000	426,300	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	420,000	425,250	(a)(b)

Total Auto Components				1,298,925

Diversified Consumer Services - 0.0%
Wesleyan University, Bonds	4.781%	7/1/2116	630,000	647,988

Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	650,000	654,063	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	820,000	840,500

Total Hotels, Restaurants & Leisure				1,494,563

Household Durables - 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000	359,600
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000	196,650	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	150,000	156,563	(a)
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	350,000	358,312

Total Household Durables				1,071,125

Internet & Direct Marketing Retail - 1.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	414,050
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000	6,356,744	(a)
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,520,000	9,036,395	(a)
Netflix Inc., Senior Bonds	5.500%	2/15/22	320,000	340,000
Netflix Inc., Senior Bonds	5.875%	2/15/25	530,000	568,573

Total Internet & Direct Marketing Retail				16,715,762

Media - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	295,075	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	290,000	284,200	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,215,883
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	3,280,000	4,014,010
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	675,831
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,850,000	1,933,250	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	190,000	238,149
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	300,000	306,375	(a)

Total Media				11,962,773

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000	1,193,438

TOTAL CONSUMER DISCRETIONARY				34,384,574

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,770,000	2,808,046
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	310,000	351,690
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	172,270
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	398,287	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	920,000	1,099,501	(a)

Total Beverages				4,829,794

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 0.3%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	$157,760	(c)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	3,350,903	(c)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	510,000		553,360
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		327,200	(a)

Total Food Products					4,389,223

Tobacco - 0.3%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,020,000		1,978,582	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,500,000		2,587,415	(a)
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000		250,895

Total Tobacco					4,816,892

TOTAL CONSUMER STAPLES					14,035,909

ENERGY - 4.7%
Energy Equipment & Services - 0.2%
Ensco PLC, Senior Notes	8.000%	1/31/24	288,000		297,720
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000		994,184
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000		1,407,161
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,160,000		1,264,400	(a)

Total Energy Equipment & Services					3,963,465

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000		487,586
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	670,000		748,437
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000		1,018,797
Apache Corp., Senior Notes	5.100%	9/1/40	2,480,000		2,689,102
Apache Corp., Senior Notes	4.750%	4/15/43	1,720,000		1,800,017
Berry Petroleum Co. Escrow	—	—	440,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000		1,219,725	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000		393,300
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000		133,900
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,040,000		977,600
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	900,000		1,023,750	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000		2,250,480
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000		35,486
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000		603,334
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	2,600,000		2,604,836
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000		2,536,796
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000		2,653,768
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000		2,013,743
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000		733,025
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000		1,311,671
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000		990,375
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,040,000		1,228,111
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000		542,829
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000		559,643

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000		$419,949
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000		0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000		397,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	700,000		609,875	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000		1,129,454
MPLX LP, Senior Notes	4.875%	6/1/25	500,000		532,248
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000		1,579,575
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	610,000		629,825
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000		607,120
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000		141,442
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	790,000		819,666
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000		2,722,317
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,230,000		4,270,608	(a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,150,000		1,170,125
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	2,680,000		2,432,368
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000		2,583,248
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000		3,062,200
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000		379,250
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000		292,600
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000		201,500
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000		575,988
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000		1,387,975	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	190,000		199,975
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,285,000		1,272,124
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	3,300,000		2,895,750
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000		2,256,558	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	398,618		408,085	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	320,000		324,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,770,000		1,750,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000		878,425
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000		1,222,000	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,712,347
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000		1,547,892
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,394,525

Total Oil, Gas & Consumable Fuels					70,364,113

TOTAL ENERGY					74,327,578

FINANCIALS - 12.2%
Banks - 10.6%
ABN AMRO Bank NV, Junior Subordinated Bonds (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	6,173,606	(c)(g)(h)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	2/16/18	1,400,000		1,261,750	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated (6.125% to 11/16/27 then USD 5 year Swap Rate + 3.870%)	6.125%	11/16/27	1,800,000		1,877,400	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds (9.000% to 5/9/18 then USD 5 year Swap Rate + 8.262%)	9.000%	5/9/18	1,800,000		$1,827,981	(c)(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds (8.8750% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	2,400,000	EUR	3,583,112	(c)(g)(h)
Banco Mercantil De Norte, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		877,725	(a)(g)(h)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		2,034,960	(a)(g)(h)
Banco Santander SA, Junior Subordinated Bonds (6.375% to 5/19/19 then USD 5 year Swap Rate + 4.788%)	6.375%	5/19/19	2,000,000		2,048,210	(c)(g)(h)
Bank of America Corp., Junior Subordinated Bonds (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,114,800	(g)(h)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	2,880,000		3,117,600	(g)(h)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,392,924
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		465,098
Barclays PLC, Junior Bonds (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	6,185,445	(g)(h)
BNP Paribas SA, Junior Subordinated Bonds (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	3,512,124	(c)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	1,320,000		1,443,750	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	690,000		793,500	(a)(g)(h)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	6,041,815	(c)(g)
Citigroup Inc., Junior Subordinated Bonds (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	1,910,000		1,938,650	(g)(h)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,720,000		1,823,200	(g)(h)
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/24 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	11,210,000		11,868,587	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000		1,254,884
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		927,192
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		2,016,431
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,660,040
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,903,795
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,820,000		2,126,534
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		487,212
Credit Agricole SA, Junior Subordinated Bonds (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,270,000	EUR	3,237,796	(c)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,030,000		1,235,627	(a)(g)(h)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 5 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	6,012,221	(c)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	570,000		$611,268	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		923,425	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		681,811
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		604,850
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	5,812,292	(c)(g)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	7,698,769	(c)(g)(h)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000		204,436	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		431,703	(a)
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	3,350,681	(c)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,599,813	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,488,634
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,173,296
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		436,595
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,011,196
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		704,603	(a)
Societe Generale SA, Subordinated Bonds (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	5,917,337	(c)(g)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,200,000		1,410,544	(a)
UniCredit SpA, Junior Subordinated Bonds (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	10,957,250	(c)(g)(h)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/5/18	13,597,000		13,678,582	(g)(h)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		922,341	(g)(h)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		2,318,212
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,201,468
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,490,123

Total Banks					167,873,198

Capital Markets - 1.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,130,000		3,499,713
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 3/01/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/5/18	149,000		131,493	(g)(h)
Goldman Sachs Capital III, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.770% , 4.000% floor)	4.000%	3/5/18	96,000		84,360	(g)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000		641,554
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		627,281
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,246,670
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		5,247,911
UBS Group AG, Junior Subordinated Bonds (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,953,006	(c)(g)(h)

Total Capital Markets					15,431,988

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000	$307,200
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	981,600

Total Consumer Finance				1,288,800

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000	348,791
DAE Funding LLC, Senior Notes	4.500%	8/1/22	194,000	193,515	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	199,000	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%, MAX=12.950%)	4.370%	12/21/65	740,000	725,200	(a)(g)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	704,618
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000	339,007	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	560,000	555,800	(a)
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	60,100	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	719,616	(a)

Total Diversified Financial Services				3,845,647

Insurance - 0.2%
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	190,000	208,981
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,998,326	(a)

Total Insurance				3,207,307

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	620,000	634,725	(a)

TOTAL FINANCIALS				192,281,665

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	3,520,000	3,474,677
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	1,285,100
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	1,134,900	(a)

Total Health Care Equipment & Supplies				5,894,677

Health Care Providers & Services - 0.3%
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	990,000	955,430
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,570,000	1,471,926
Centene Corp., Senior Notes	4.750%	5/15/22	290,000	303,050
Centene Corp., Senior Notes	6.125%	2/15/24	180,000	191,700
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	621,437
DaVita Inc., Senior Notes	5.000%	5/1/25	270,000	269,663
Dignity Health, Secured Bonds	5.267%	11/1/64	760,000	798,052
HCA Inc., Senior Bonds	5.375%	2/1/25	340,000	348,075
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	240,000	239,700
HCA Inc., Senior Secured Notes	5.250%	6/15/26	80,000	83,900
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	400,000	404,000

Total Health Care Providers & Services				5,686,933

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.7%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	70,000	$73,373
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	70,000	62,011
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	441,175
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	404,000	403,042	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,270,000	2,284,187	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,440,000	1,295,554	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	5,200,000	4,710,940	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	15,730,000	14,140,483	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	2,290,000	2,357,990	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	240,000	252,072	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	680,000	724,839	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	5.500%	11/1/25	460,000	465,175	(a)

Total Pharmaceuticals				27,210,841

TOTAL HEALTH CARE				38,792,451

INDUSTRIALS - 0.7%
Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Bonds	6.700%	5/1/34	850,000	920,125
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,930,000	2,016,367	(a)

Total Air Freight & Logistics				2,936,492

Airlines - 0.0%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	348,214	359,566	(a)

Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	433,063
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	333,250

Total Commercial Services & Supplies				766,313

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	5.875%	1/14/38	870,000	1,064,294

Machinery - 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	5,950,000	6,485,500	(a)

TOTAL INDUSTRIALS				11,612,165

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	319,600	(a)

IT Services - 0.1%
First Data Corp., Senior Notes	7.000%	12/1/23	70,000	73,894	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	730,000	751,900	(a)

Total IT Services				825,794

Software - 0.3%
Microsoft Corp., Senior Notes	3.300%	2/6/27	3,700,000	3,736,730
Microsoft Corp., Senior Notes	3.700%	8/8/46	800,000	813,277

Total Software				4,550,007

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000	$2,533,008	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	2,080,000	2,158,603	(a)

Total Technology Hardware, Storage & Peripherals				4,691,611

TOTAL INFORMATION TECHNOLOGY				10,387,012

MATERIALS - 0.6%
Chemicals - 0.0%
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	350,000	360,500

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	258,750	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	480,000	486,600	(a)

Total Containers & Packaging				745,350

Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	555,704	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	267,427	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	780,000	847,275
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	2,440,000	2,847,480	(a)(g)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	510,000	563,065	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	900,000	900,180
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,190,000	1,167,152	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	920,652	(a)

Total Metals & Mining				8,068,935

TOTAL MATERIALS				9,174,785

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000	408,100
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	487,800
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,470,000	1,379,744

Total Diversified Telecommunication Services				2,275,644

Wireless Telecommunication Services - 0.2%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	870,000	883,398	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000	920,025
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000	94,800
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	200,000	209,250	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000	676,000

Total Wireless Telecommunication Services				2,783,473

TOTAL TELECOMMUNICATION SERVICES				5,059,117

UTILITIES - 1.0%
Electric Utilities - 0.7%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,057,176	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	5,630,000	7,589,410
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,070,000	2,095,284

Total Electric Utilities				11,741,870

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.3%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472	$4,932,365

TOTAL UTILITIES				16,674,235

TOTAL CORPORATE BONDS & NOTES (Cost - $377,226,444)				406,729,491

ASSET-BACKED SECURITIES - 3.1%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.027%	1/25/34	530,149	510,260	(g)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,072,300	2,997,479	(a)
Avis Budget Rental Car Funding AESOP LLC, 2016-1A C	4.940%	6/20/22	3,040,000	3,108,697	(a)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	1,930,000	1,910,493	(a)
Bayview Financial Acquisition Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	1.628%	11/28/36	3,648,324	3,468,551	(g)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	2.828%	10/25/37	5,190,000	5,296,070	(a)(g)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000	1,751,664	(a)
Conseco Financial Corp., 1996-4 M1	7.750%	6/15/27	4,641,649	4,785,911	(g)
CreditShop Credit Card Co., LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	9.244%	10/15/22	6,430,047	6,450,983	(a)(g)
Hertz Vehicle Financing LLC, 2016-4A C	5.060%	7/25/22	2,950,000	3,027,071	(a)
Hertz Vehicle Financing LLC, 2017-1A B	3.560%	10/25/21	1,430,000	1,438,125	(a)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	2,220,000	2,215,296	(a)
Hertz Vehicle Financing LLC, 2018-1A B	3.600%	2/25/24	1,560,000	1,559,997	(a)
Nelnet Student Loan Trust, 2008-3 A4 (3 mo. USD LIBOR + 1.650%)	3.112%	11/25/24	1,832,154	1,868,188	(g)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,641,918	3,547,333
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	1.679%	8/25/36	2,160,000	2,044,743	(g)
SLM Student Loan Trust, 2006-1 A5 (3 mo. USD LIBOR + 0.110%)	1.855%	7/26/21	1,904,260	1,880,698	(g)
SLM Student Loan Trust, 2008-5 A4 (3 mo. USD LIBOR + 1.700%)	3.067%	7/25/23	1,255,622	1,295,527	(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $48,063,798)				49,157,086

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 4.7%
American Home Mortgage Assets, 2006-6 A1A (1 mo. USD LIBOR + 0.190%)	1.742%	12/25/46	619,322	523,772	(g)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO (-1.000% x 1 mo. USD LIBOR + 5.100%)	3.771%	5/25/35	641,009	49,270	(g)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.676%	4/10/49	465,002	353,717	(g)
Banc of America Funding Corp., 2015-R3 2A2	1.368%	2/27/37	4,171,314	2,748,500	(a)(g)
BCAP LLC Trust, 2011-RR5 4A2 (1 mo. USD LIBOR + 0.160%)	1.712%	11/26/36	5,590,000	3,885,050	(a)(g)
Bear Stearns ALT-A Trust, 2004-12, Class 1M1 (1 mo. USD LIBOR + 0.930%)	2.259%	1/25/35	2,521,769	2,504,984	(g)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.204%	6/11/50	79,028	78,953	(g)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	4.500%	10/15/32	4,660,000	4,693,650	(a)(g)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	5.500%	10/15/32	1,390,000	1,401,341	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Countrywide Alternative Loan Trust, 2005-J04 M2 (1 mo. USD LIBOR + 0.640%)	1.969%	7/25/35	477,803	$469,212	(g)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.487%	6/15/38	224,978	133,862	(g)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	1.438%	6/27/46	476,870	472,813	(a)(g)
Credit Suisse Mortgage Trust, 2015-02R 3A2	1.448%	4/27/36	4,060,000	3,107,349	(a)(g)
Credit Suisse Mortgage Trust, 2015-02R 7A2 (12 mo. Monthly Treasury Average Index +2.540%)	3.169%	8/27/36	9,318,204	8,188,495	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3 (1 mo. USD LIBOR + 4.750%)	6.078%	10/25/24	460,000	511,809	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	9.279%	5/25/25	1,588,976	1,955,813	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	6.478%	10/25/29	4,880,000	5,614,177	(g)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO (-1.000 x 1 mo. USD LIBOR + 4.914%)	1.611%	5/25/18	776,456	1,666	(g)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	5.728%	1/25/24	400,000	460,163	(g)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	6.329%	7/25/25	1,624,080	1,798,897	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	7.079%	7/25/29	3,400,000	4,082,075	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	4.879%	7/25/29	4,590,000	5,009,307	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	4.929%	1/25/30	3,880,000	4,013,670	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	3.643%	5/25/30	3,540,000	3,656,002	(a)(g)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	120,000	63,078	(g)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22 (1 mo. USD LIBOR + 0.180%)	1.417%	7/25/47	1,403,027	1,065,946	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	413,611	339,480	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	920,000	671,287
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	115,945	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	661,000	549,696	(g)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	962,676	771,086	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	348,144	266,603	(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	142,981	118,190	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	765,386	602,585
Morgan Stanley Re-remic Trust, 2015-R6 1B (1 mo. USD LIBOR + 0.260%)	1.498%	7/26/45	2,237,651	1,248,047	(a)(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	187,978	189,022

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.989%	2/25/36	2,252,123		$359,014	(g)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	2.033%	5/20/34	281,268		259,638	(g)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	5.400%	11/15/27	5,070,000		4,708,444	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.894%	5/10/63	310,000		204,726	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.894%	5/10/63	550,000		250,099	(a)(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	1.729%	6/25/35	161,458		138,025	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	1.809%	12/25/45	3,637,880		2,750,695	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	2.063%	2/25/46	3,734,967		3,470,347	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $71,441,580)					73,856,500

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA) (Cost - $910,055)	3.500%	3/13/48	900,000		906,907	(j)

MUNICIPAL BONDS - 0.4%
California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	710,000		793,461

Florida - 0.0%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	570,000		606,001

Illinois - 0.2%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,050,000		1,112,254
Illinois State, GO	5.100%	6/1/33	2,350,000		2,291,579

Total Illinois					3,403,833

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bonds	6.561%	12/15/40	820,000		1,075,742

TOTAL MUNICIPAL BONDS (Cost - $5,518,669)					5,879,037

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.4%
Brazil - 0.3%
Federative Republic of Brazil, Notes	6.000%	8/15/50	4,854,000	BRL	5,443,235

Japan - 3.1%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,911,050,000	JPY	18,324,514
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	956,650,000	JPY	9,208,096
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	2,198,009,758	JPY	21,257,293

Total Japan					48,789,903

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $54,900,612)					54,233,138

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.323%	5/2/22	1,007,469	$1,017,543	(g)(k)(l)

Hotels, Restaurants & Leisure - 0.4%
1011778 B.C. Unlimited Liability Co., Term Loan B3 (3 mo. LIBOR + 2.250%)	3.823 - 3.943%	2/16/24	1,007,457	1,013,749	(g)(k)(l)
Aramark Services Inc., 2017 Term Loan B1 (1 mo. LIBOR + 2.000%)	3.573%	3/11/25	1,200,000	1,211,250	(g)(k)(l)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (1 mo. LIBOR + 2.750%)	4.323%	12/22/24	1,162,500	1,177,394	(g)(k)(l)
Golden Nugget Inc., 2017 Incremental Term Loan (3 mo. LIBOR + 3.250%)	4.857 - 4.900%	10/4/23	849,949	860,972	(g)(k)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.561%	10/25/23	1,007,462	1,016,215	(g)(k)(l)
Scientific Games International Inc., 2017 Term Loan B4 (1 mo. LIBOR + 3.250%)	4.823%	8/14/24	1,173,371	1,182,381	(g)(k)(l)

Total Hotels, Restaurants & Leisure				6,461,961

Media - 0.3%
CBS Radio Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.172%	11/17/24	140,000	141,028	(g)(k)(l)
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.580%	4/30/25	892,282	898,835	(g)(k)(l)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.720%	1/31/26	935,655	903,686	(g)(k)(l)
Sinclair Television Group Inc., 2017 Term Loan B	—	12/12/24	1,220,000	1,232,444	(m)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.323%	3/15/24	1,007,269	1,009,394	(g)(k)(l)
UPC Financing Partnership, USD Term Loan AR (1 mo. LIBOR + 2.500%)	4.059%	1/15/26	810,000	815,231	(g)(k)(l)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	4.059%	4/15/25	227,250	227,433	(g)(k)(l)

Total Media				5,228,051

Specialty Retail - 0.1%
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.304 - 4.323%	1/30/23	1,341,638	1,352,434	(g)(k)(l)(m)

TOTAL CONSUMER DISCRETIONARY				14,059,989

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.830%	5/24/24	345,562	347,775	(g)(k)(l)

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Jaguar Holding Co. II, 2017 Term Loan	4.323 - 4.443%	8/18/22	1,007,417	1,015,431	(g)(k)(l)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.693%	6/7/23	615,842	620,625	(g)(k)(l)

Total Health Care Providers & Services				1,636,056

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.0%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.323%	3/1/24	348,078	$350,444	(g)(k)(l)

Pharmaceuticals - 0.0%
Catalent Pharma Solutions Inc., USD Term Loan B (1 mo. LIBOR + 2.250%)	3.823%	5/20/24	348,951	352,005	(g)(k)(l)

TOTAL HEALTH CARE				2,338,505

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.811%	4/3/22	1,256,842	1,256,505	(g)(k)(l)
XPO Logistics Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.958%	11/1/21	574,850	580,060	(g)(k)(l)

Total Air Freight & Logistics				1,836,565

Airlines - 0.1%
American Airlines Inc., 2017 Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.599%	12/14/23	499,950	502,075	(g)(k)(l)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.567%	6/26/20	505,000	507,462	(g)(k)(l)

Total Airlines				1,009,537

Building Products - 0.1%
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.323%	11/15/23	1,149,719	1,157,623	(g)(k)(l)(m)

Professional Services - 0.0%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.573%	4/10/23	524,685	528,620	(g)(k)(l)

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.818%	1/2/25	86,000	86,729	(g)(k)(l)

TOTAL INDUSTRIALS				4,619,074

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.810%	4/26/24	1,236,178	1,246,377	(g)(k)(l)

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Term Loan (1 mo. LIBOR + 2.000%)	3.580%	4/26/22	768,051	775,517	(g)(k)(l)
ON Semiconductor Corp., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.573%	3/31/23	121,315	122,292	(g)(k)(l)

Total Semiconductors & Semiconductor Equipment				897,809

Software - 0.1%
Dell Inc., 2017 First Lien Term Loan	3.580%	9/7/23	1,047,375	1,052,565	(k)(l)

TOTAL INFORMATION TECHNOLOGY				3,196,751

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.073%	10/31/23	1,007,462		$1,016,487	(g)(k)(l)

Containers & Packaging - 0.1%
Berry Plastics Group Inc., Term Loan M (3 mo. LIBOR + 2.250%)	3.804 - 3.823%	10/1/22	945,000		952,941	(g)(k)(l)
Berry Plastics Group Inc., Term Loan N (1 mo. LIBOR + 2.250%)	3.804%	1/19/24	314,209		316,696	(g)(k)(l)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.323%	2/5/23	639,774		645,195	(g)(k)(l)

Total Containers & Packaging					1,914,832

TOTAL MATERIALS					2,931,319

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.818%	4/25/23	579,276		584,241	(g)(k)(l)

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	4.073%	4/18/24	90,672		91,480	(g)(k)(l)

TOTAL REAL ESTATE					675,721

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.317%	1/31/25	505,000		498,372	(g)(k)(l)
Level 3 Financing Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.696%	2/22/24	1,010,000		1,015,681	(g)(k)(l)

TOTAL TELECOMMUNICATION SERVICES					1,514,053

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 mo. LIBOR + 3.000%)	4.561 - 4.567%	6/30/18	1,010,000		1,015,176	(g)(k)(l)

TOTAL SENIOR LOANS (Cost - $30,642,377)					30,698,363

SOVEREIGN BONDS - 25.3%
Argentina - 3.4%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		969,000	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		2,102,975	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	25,820,000	ARS	1,311,377
Republic of Argentina, Bonds	21.200%	9/19/18	3,705,000	ARS	203,553
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.772%	6/21/20	147,240,000	ARS	8,228,944	(g)
Republic of Argentina, Bonds	18.200%	10/3/21	114,350,000	ARS	6,117,040
Republic of Argentina, Senior Bonds	5.625%	1/26/22	5,820,000		5,977,140
Republic of Argentina, Senior Bonds	16.000%	10/17/23	76,600,000	ARS	3,935,480
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,870,000		2,057,935

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Republic of Argentina, Senior Bonds	15.500%	10/17/26	69,530,000	ARS	$3,577,359
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,040,000		1,100,840
Republic of Argentina, Senior Notes	5.875%	1/11/28	7,310,000		7,126,336
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,874,178		3,276,563
Republic of Argentina, Senior Notes	7.125%	6/28/2117	7,340,000		7,196,870	(a)

Total Argentina					53,181,412

Australia - 0.9%
Australia Government Bond, Senior Bonds	3.000%	3/21/47	19,890,000	AUD	14,805,144	(c)

Brazil - 1.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	25,203,000	BRL	8,174,287
Federative Republic of Brazil, Notes	10.000%	1/1/23	17,226,000	BRL	5,561,632
Federative Republic of Brazil, Notes	10.000%	1/1/27	2,469,000	BRL	787,538
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		13,667,520
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,730,000		1,749,462

Total Brazil					29,940,439

China - 0.6%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	314,746	(c)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,660,718	(c)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	1,353,476	(c)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,564,852	(c)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,507,052	(c)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	299,490	(c)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	794,037	(c)

Total China					9,494,371

Colombia - 0.5%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,356,000		8,411,586

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	2,000,000		2,330,000	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	2,000,000		2,287,500	(a)
Republic of Ecuador, Senior Notes	8.875%	10/23/27	3,480,000		3,801,900	(a)

Total Ecuador					8,419,400

Egypt - 0.3%
Arab Republic of Egypt, Bonds	15.160%	10/10/22	74,370,000	EGP	4,278,494
Arab Republic of Egypt, Bonds	15.250%	12/9/24	3,000,000	EGP	174,478

Total Egypt					4,452,972

Indonesia - 2.2%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	3,359,000,000	IDR	287,881
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	306,796,000,000	IDR	24,014,804
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	90,990,000,000	IDR	7,727,201
Republic of Indonesia, Senior Notes	4.350%	1/11/48	3,230,000		3,202,212

Total Indonesia					35,232,098

Italy - 3.6%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	16,960,000	EUR	21,509,949
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	10,765,000	EUR	17,862,821	(c)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	13,390,000	EUR	17,439,675	(c)

Total Italy					56,812,445

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	1,370,000		$1,366,356	(a)

Mexico - 5.0%
United Mexican States, Senior Bonds	7.750%	11/23/34	37,920,000	MXN	2,041,885
United Mexican States, Senior Bonds	7.750%	11/13/42	1,178,565,400	MXN	63,016,608
United Mexican States, Senior Bonds	8.000%	11/7/47	242,050,000	MXN	13,288,271

Total Mexico					78,346,764

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.500%	11/28/27	730,000		758,923	(a)
Republic of Nigeria, Senior Notes	7.625%	11/28/47	690,000		739,313	(a)

Total Nigeria					1,498,236

Russia - 3.3%
Russian Federal Bond, Bonds	7.750%	9/16/26	534,720,000	RUB	9,937,576
Russian Federal Bond, Bonds	8.150%	2/3/27	1,940,972,000	RUB	37,067,586
Russian Federal Bond, Bonds	7.050%	1/19/28	291,469,000	RUB	5,164,799

Total Russia					52,169,961

South Africa - 1.3%
Republic of South Africa, Bonds	10.500%	12/21/26	200,980,000	ZAR	19,101,689
Republic of South Africa, Bonds	6.500%	2/28/41	23,160,000	ZAR	1,406,462

Total South Africa					20,508,151

Turkey - 0.5%
Republic of Turkey, Bonds	10.500%	8/11/27	29,360,000	TRY	7,407,214

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	10,260,000		9,992,317	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,200,022	(a)

Total United Arab Emirates					13,192,339

Uruguay - 0.3%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	65,700,000	UYU	2,255,198	(a)
Republic of Uruguay, Senior Notes	9.875%	6/20/22	53,650,000	UYU	1,965,071	(a)

Total Uruguay					4,220,269

TOTAL SOVEREIGN BONDS (Cost - $395,039,138)					399,459,157

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.9%
U.S. Government Obligations - 26.9%
U.S. Treasury Bonds	2.875%	5/15/43	220,000		218,324
U.S. Treasury Bonds	3.750%	11/15/43	211,850,000		243,553,022
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		13,203,025
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		6,147,744
U.S. Treasury Bonds	3.000%	11/15/45	38,950,000		39,442,961
U.S. Treasury Bonds	3.000%	2/15/47	73,030,300		73,887,550
U.S. Treasury Bonds	3.000%	5/15/47	24,663,000		24,937,087
U.S. Treasury Bonds	2.750%	8/15/47	2,650,000		2,548,451
U.S. Treasury Bonds	2.750%	11/15/47	21,070,000		20,271,645

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $423,216,319)					424,209,809

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.4%
U.S. Treasury Bonds, Inflation Indexed (Cost - $21,664,120)	0.875%	2/15/47	21,816,711	$22,316,832

			SHARES
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co.			17,672	178,929	*
Blue Ridge Mountain Resources Inc.			85,639	770,751	*

TOTAL COMMON STOCKS (Cost - $2,104,295)				949,680

CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		19,138	231,250	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		287	3,468	(b)(n)
Sanchez Energy Corp.	4.875%		99,350	1,786,273
Sanchez Energy Corp.	6.500%		58,950	1,262,709

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,308,908)				3,283,700

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Consumer Finance - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $398,161)	7.201%		15,225	396,155	(g)

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Euro Bobl Futures, Call @ 132.00EUR	2/23/18	187	18,700,000	1,161
Euro Bund Futures, Call @ 165.50EUR	2/23/18	1,699	169,900,000	21,094
Euro Bund Futures, Call @ 168.00EUR	2/23/18	616	61,600,000	7,648
Euro Bund Futures, Call @ 170.50EUR	2/23/18	1,922	192,200,000	23,863
Euro Bund Futures, Put @ 155.00EUR	2/23/18	579	57,900,000	35,943
Euro Bund Futures, Put @ 160.00EUR	2/23/18	50	5,000,000	89,391
Euro Bund Futures, Put @ 161.00EUR	2/23/18	99	9,900,000	280,243
Euro Bund Futures, Put @ 162.00EUR	2/23/18	52	5,200,000	207,885
Euro Currency Futures, Call @ $1.19	2/9/18	26	3,250,000	177,775
Eurodollar Futures, Put @ $1.23	3/9/18	42	5,250,000	28,350
Eurodollar Futures, Put @ $1.24	3/9/18	151	18,875,000	200,075
Japanese Yen Futures, Call @ $89.00	2/9/18	169	211,250	612,625
Japanese Yen Futures, Put @ $91.00	3/9/18	153	191,250	105,187
Japanese Yen Futures, Put @ $91.50	3/9/18	80	100,000	77,000

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 2-Year Notes Futures, Call @ $108.13		2/23/18	289	578,000	$289
U.S. Treasury 5-Year Notes Futures, Put @ $112.00		2/23/18	455	455,000	3,555
U.S. Treasury 5-Year Notes Futures, Put @ $112.75		2/23/18	1,625	1,625,000	25,391
U.S. Treasury 5-Year Notes Futures, Put @ $113.25		2/23/18	1,037	1,037,000	24,305
U.S. Treasury 5-Year Notes Futures, Put @ $113.50		2/23/18	702	702,000	21,937
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		2/23/18	1,933	1,933,000	30,203
U.S. Treasury 10-Year Notes Futures, Call @ $127.00		2/23/18	218	218,000	218
U.S. Treasury 10-Year Notes Futures, Call @ $127.75		2/23/18	98	98,000	41,344
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		3/23/18	203	203,000	3,172
U.S. Treasury 10-Year Notes Futures, Put @ $117.50		2/23/18	1,619	1,619,000	25,297
U.S. Treasury Long-Term Bonds Futures, Call @ $147.50		2/23/18	74	74,000	106,375
U.S. Treasury Long-Term Bonds Futures, Call @ $148.00		2/23/18	49	49,000	57,422
U.S. Treasury Long-Term Bonds Futures, Call @ $149.00		2/23/18	197	197,000	144,672
U.S. Treasury Long-Term Bonds Futures, Put @ $136.00		2/23/18	1,009	1,009,000	15,766
U.S. Treasury Long-Term Bonds Futures, Put @ $136.50		2/23/18	371	371,000	5,797
U.S. Treasury Long-Term Bonds Futures, Put @ $137.00		2/23/18	29	29,000	906
U.S. Treasury Long-Term Bonds Futures, Put @ $138.00		2/23/18	1,219	1,219,000	38,094

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					2,412,983

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
U.S. Dollar/Colombian Peso, Put @ 2,965.00COP	Goldman Sachs Group Inc.	3/8/18	10,380,000	10,380,000	505,558
U.S. Dollar/Colombian Peso, Put @ 2,968.00COP	Citigroup Global Markets, Inc.	2/7/18	10,600,000	10,600,000	514,651
U.S. Dollar/Euro, Call @ 1.22EUR	Goldman Sachs Group Inc.	3/22/18	29,460,000	29,460,000	99,811
U.S. Dollar/Euro, Call @ 1.23EUR	Barclays Capital Inc.	4/27/18	15,240,000	15,240,000	116,281
U.S. Dollar/Mexican Peso, Put @ 19.44MXN	Goldman Sachs Group Inc.	3/26/18	10,140,000	10,140,000	444,365
U.S. Dollar/Russian Ruble, Put @ 58.63RUB	Citigroup Global Markets, Inc.	3/12/18	10,770,000	10,770,000	433,105
U.S. Dollar/Russian Ruble, Put @ 59.45RUB	Goldman Sachs Group Inc.	2/15/18	10,420,000	10,420,000	572,662
U.S. Dollar/Turkish Lira, Put @ 3.82TRY	Goldman Sachs Group Inc.	4/17/18	15,380,000	15,380,000	310,491

TOTAL OTC PURCHASED OPTIONS					2,996,924

TOTAL PURCHASED OPTIONS (Cost - $2,556,935)					5,409,907

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,437,991,411)					1,477,485,762

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SHORT-TERM INVESTMENTS - 0.8%
SOVEREIGN BONDS - 0.3%
Egypt - 0.3%
Arab Republic of Egypt Treasury Bills	19.004%	6/12/18	24,000,000	EGP	$1,285,650	(o)
Arab Republic of Egypt Treasury Bills	17.603%	11/13/18	48,100,000	EGP	2,420,634	(o)

TOTAL SOVEREIGN BONDS (Cost - $3,624,553)					3,706,284

			SHARES
MONEY MARKET FUNDS - 0.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $8,200,000)	1.330%	12/31/30	8,200,000		8,200,000	(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,824,553)					11,906,284

TOTAL INVESTMENTS - 94.3% (Cost - $1,449,815,964)					1,489,392,046
Other Assets in Excess of Liabilities - 5.7%					90,763,154

TOTAL NET ASSETS - 100.0%					$1,580,155,200

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

†	Face amount/Notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Value is less than $1.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2018, the Fund held TBA securities with a total cost of $910,055.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of January 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(n)	Restricted security (See Note 2).

(o)	Rate shown represents yield-to-maturity.

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At January 31, 2018, the total market value of investments in Affiliated Companies was $8,200,000 and the cost was $8,200,000 (See Note 3).

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
DIP	— Debtor-in-Possession
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand

WRITTEN OPTIONS
SCHEDULE OF OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Chilean Peso, Call	Goldman Sachs Group Inc.	3/19/18	633.50	CLP	14,400,000	$14,400,000	$23,803
U.S. Dollar/Euro, Put	Goldman Sachs Group Inc.	3/22/18	1.25	EUR	14,730,000	14,730,000	168,585
U.S. Dollar/Euro, Put	Barclays Capital Inc.	4/27/18	1.27	EUR	15,240,000	15,240,000	134,003
U.S. Dollar/Mexican Peso, Call	Citigroup Global Markets, Inc.	2/7/18	18.50	MXN	10,600,000	10,600,000	41,192
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	7/5/18	21.74	MXN	13,960,000	13,960,000	113,732
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	2/15/18	18.47	MXN	10,140,000	10,140,000	47,800
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	2/16/18	18.75	MXN	10,420,000	10,420,000	137,763
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	2/23/18	19.21	MXN	14,250,000	14,250,000	471,803
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	3/11/18	18.91	MXN	21,690,000	21,690,000	477,896
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	3/13/18	18.68	MXN	11,000,000	11,000,000	153,747
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	3/26/18	18.93	MXN	20,280,000	20,280,000	486,923
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co., Inc.	3/27/18	19.26	MXN	10,140,000	10,140,000	363,935
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	4/16/18	18.38	MXN	10,140,000	10,140,000	106,257
U.S. Dollar/South African Rand, Call	Merrill Lynch Capital Services, Inc.	3/5/18	14.32	ZAR	7,300,000	7,300,000	1,131
U.S. Dollar/South African Rand, Call	Goldman Sachs Group Inc.	3/15/18	13.50	ZAR	5,100,000	5,100,000	6,033
U.S. Dollar/South African Rand, Put	JPMorgan Chase & Co.	2/12/18	14.00	ZAR	10,420,000	10,420,000	1,837,619
U.S. Dollar/Turkish Lira, Call	Goldman Sachs Group Inc.	4/17/18	4.03	TRY	15,380,000	15,380,000	131,530

TOTAL OTC WRITTEN OPTIONS (Premiums received - $2,431,956)							$4,703,752

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Australian Dollar Futures, Call	2/9/18	$77.00	103	$103,000	$360,500
British Pound Futures, Call	3/9/18	145.00	50	31,250	18,125
British Pound Futures, Put	3/9/18	138.00	40	25,000	9,750
British Pound Futures, Put	3/9/18	137.00	101	63,125	17,044
British Pound Futures, Put	3/9/18	140.00	50	31,250	25,625
Canadian Dollar Futures, Call	2/9/18	80.50	34	34,000	31,960
Canadian Dollar Futures, Call	2/9/18	79.00	51	51,000	119,340
Canadian Dollar Futures, Call	3/9/18	80.50	50	50,000	63,500
Euro Bund Futures, Call	2/23/18	160.00	99	9,900,000	31,957
Euro Bund Futures, Put	2/23/18	158.00	100	10,000,000	53,387
Euro Bund Futures, Put	2/23/18	158.50	100	10,000,000	74,493
Eurodollar Futures, Call	2/9/18	1.24	51	6,375,000	59,288
Eurodollar Futures, Call	2/9/18	1.20	154	19,250,000	862,400
Eurodollar Futures, Call	3/9/18	1.23	100	12,500,000	313,750
Eurodollar Futures, Put	2/9/18	1.24	51	6,375,000	18,487
Eurodollar Futures, Put	3/9/18	1.18	60	7,500,000	3,750
Eurodollar Futures, Put	3/9/18	1.22	153	19,125,000	80,325
Japanese Yen Futures, Call	2/9/18	91.00	51	63,750	66,938
Japanese Yen Futures, Call	2/9/18	90.50	50	62,500	91,250
Japanese Yen Futures, Call	3/9/18	91.00	51	63,750	91,800
U.S. Treasury 5-Year Notes Futures, Call	2/2/18	115.00	247	247,000	7,719
U.S. Treasury 5-Year Notes Futures, Call	2/2/18	114.75	294	294,000	29,859
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	117.25	21	21,000	164
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	115.50	76	76,000	3,562
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	116.00	252	252,000	3,937
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	115.75	354	354,000	8,297
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	115.25	198	198,000	17,016
U.S. Treasury 5-Year Notes Futures, Call	2/23/18	115.00	297	297,000	46,406
U.S. Treasury 5-Year Notes Futures, Call	3/23/18	115.25	152	152,000	22,563
U.S. Treasury 5-Year Notes Futures, Put	2/23/18	114.75	224	224,000	68,250
U.S. Treasury 5-Year Notes Futures, Put	2/23/18	115.50	251	251,000	209,820
U.S. Treasury 5-Year Notes Futures, Put	3/23/18	120.00	101	101,000	34,719
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	123.50	428	428,000	20,062
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	122.00	147	147,000	45,938
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	123.00	647	647,000	50,547
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	122.50	355	355,000	55,469
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	122.50	152	152,000	35,625
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	151.00	101	101,000	41,031
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	152.00	508	508,000	134,938
U.S. Treasury 10-Year Notes Futures, Call	2/2/18	122.00	201	201,000	12,562
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	124.50	162	162,000	2,531
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	125.00	398	398,000	6,219
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	124.00	539	539,000	16,844
U.S. Treasury 10-Year Notes Futures, Call	2/23/18	122.25	460	460,000	107,813
U.S. Treasury 10-Year Notes Futures, Call	3/23/18	123.00	152	152,000	23,750

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	5/25/18	$123.00	117	$117,000	$47,531
U.S. Treasury 10-Year Notes Futures, Put	2/23/18	121.00	455	455,000	135,078
U.S. Treasury 10-Year Notes Futures, Put	2/23/18	123.00	100	100,000	150,000
U.S. Treasury 10-Year Notes Futures, Put	2/23/18	121.50	632	632,000	296,250
U.S. Treasury 10-Year Notes Futures, Put	2/23/18	122.00	104	104,000	76,375
U.S. Treasury Long-Term Bonds Futures, Call	2/2/18	150.00	63	63,000	1,969
U.S. Treasury Long-Term Bonds Futures, Call	2/2/18	149.00	25	25,000	3,125
U.S. Treasury Long-Term Bonds Futures, Call	2/2/18	149.50	101	101,000	6,312
U.S. Treasury Long-Term Bonds Futures, Call	2/2/18	148.50	50	50,000	11,719
U.S. Treasury Long-Term Bonds Futures, Call	2/23/18	155.00	101	101,000	3,156
U.S. Treasury Long-Term Bonds Futures, Call	2/23/18	149.50	76	76,000	42,750
U.S. Treasury Long-Term Bonds Futures, Call	2/23/18	152.00	427	427,000	46,703
U.S. Treasury Long-Term Bonds Futures, Call	2/23/18	151.00	252	252,000	55,126
U.S. Treasury Long-Term Bonds Futures, Call	2/23/18	153.00	1,268	1,268,000	79,250
U.S. Treasury Long-Term Bonds Futures, Call	3/23/18	150.00	252	252,000	157,500
U.S. Treasury Long-Term Bonds Futures, Put	2/23/18	144.00	152	152,000	35,626

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $4,371,501)					4,547,780

TOTAL WRITTEN OPTIONS (Premiums received - $6,803,457)					$9,251,532

At January 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	116	3/20	$28,330,560	$28,211,200	$(119,360)
90-Day Eurodollar	1,385	6/20	337,120,930	336,745,437	(375,493)
90-Day Eurodollar	607	3/21	148,059,493	147,478,237	(581,256)
Australian Dollar	173	3/18	13,016,831	13,924,770	907,939
Canadian 10-Year Bonds	54	3/18	6,019,167	5,805,220	(213,947)
Euro	219	3/18	32,934,867	34,075,031	1,140,164
Japanese Yen	301	3/18	33,376,634	34,573,613	1,196,979
Mexican Peso	907	3/18	23,503,353	24,185,155	681,802
U.S. Treasury 10-Year Notes	1,646	3/18	202,040,369	200,117,594	(1,922,775)
U.S. Treasury 5-Year Notes	5,880	3/18	680,553,780	674,500,315	(6,053,465)
U.S. Treasury Long-Term Bonds	2,594	3/18	393,653,232	383,425,625	(10,227,607)
U.S. Treasury Ultra Long-Term Bonds	771	3/18	126,649,066	124,853,813	(1,795,253)

					(17,362,272)

Contracts to Sell:
90-Day Eurodollar	2,940	3/18	723,084,732	721,182,000	1,902,732
90-Day Eurodollar	2,159	6/18	530,001,707	528,415,250	1,586,457
90-Day Eurodollar	116	9/18	28,455,341	28,348,950	106,391
90-Day Eurodollar	1,589	12/18	389,629,744	387,775,587	1,854,157
Australian 10-Year Bonds	148	3/18	15,474,317	15,216,413	257,904
British Pound	249	3/18	20,934,158	22,098,750	(1,164,592)
Canadian Dollar	68	3/18	5,515,483	5,530,100	(14,617)
Euro BTP	50	3/18	8,444,015	8,441,296	2,719
Euro-Bobl	203	3/18	33,294,088	32,877,912	416,176
Euro-Bund	3,960	3/18	799,289,235	780,844,378	18,444,857
Euro-Buxl	409	3/18	82,915,791	82,130,574	785,217
Japanese 10-Year Bonds	51	3/18	70,467,704	70,223,688	244,016
U.S. Treasury 10-Year Notes	16	6/18	1,949,971	1,937,500	12,471

					24,433,888

Net unrealized appreciation on open futures contracts					$7,071,616

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	43,010,000	USD	13,649,635	Barclays Bank PLC	2/2/18	$(149,949)
BRL	22,750,000	USD	7,193,903	Barclays Bank PLC	2/2/18	(53,288)
USD	7,098,505	BRL	22,750,000	Barclays Bank PLC	2/2/18	(42,110)
USD	13,600,430	BRL	43,010,000	Barclays Bank PLC	2/2/18	100,744
BRL	5,010,000	USD	1,584,240	Citibank N.A.	2/2/18	(11,735)
BRL	15,250,000	USD	4,822,287	Citibank N.A.	2/2/18	(35,721)
USD	1,565,625	BRL	5,010,000	Citibank N.A.	2/2/18	(6,880)
USD	4,765,625	BRL	15,250,000	Citibank N.A.	2/2/18	(20,941)
ARS	34,520,000	USD	1,776,634	Citibank N.A.	2/5/18	(21,231)
ARS	17,065,000	USD	872,890	Citibank N.A.	2/5/18	(5,105)
USD	2,622,522	ARS	51,585,000	Citibank N.A.	2/5/18	(667)
USD	3,600,000	COP	10,936,800,000	Citibank N.A.	2/9/18	(252,281)
ZAR	53,175,080	USD	3,647,000	JPMorgan Chase & Co.	2/14/18	833,587
USD	3,959,600	RUB	241,575,200	Goldman Sachs Group Inc.	2/16/18	(330,232)
MXN	47,838,505	USD	2,530,000	Goldman Sachs Group Inc.	2/20/18	32,775
USD	2,530,000	MXN	47,929,079	JPMorgan Chase & Co.	2/20/18	(37,628)
ARS	87,922,866	USD	4,470,000	Bank of America N.A.	2/26/18	(46,208)
ARS	24,227,126	USD	1,220,000	Bank of America N.A.	2/26/18	(1,025)
MXN	92,289,600	USD	4,680,000	Goldman Sachs Group Inc.	2/27/18	258,421
USD	15,326,436	KRW	16,249,086,990	JPMorgan Chase & Co.	2/28/18	104,584
USD	2,153,500	ZAR	29,620,316	Bank of America N.A.	3/7/18	(334,514)
ZAR	29,510,487	USD	2,153,500	JPMorgan Chase & Co.	3/7/18	325,289
USD	3,684,900	COP	11,183,671,500	Goldman Sachs Group Inc.	3/12/18	(246,656)
USD	3,984,900	RUB	239,128,669	Citibank N.A.	3/13/18	(247,965)
MXN	148,334,295	USD	7,643,143	JPMorgan Chase & Co.	3/14/18	274,521
ARS	151,345,000	USD	8,182,284	JPMorgan Chase & Co.	3/23/18	(657,140)
ARS	16,007,000	USD	866,156	JPMorgan Chase & Co.	3/23/18	(70,260)
ARS	103,000,000	USD	5,266,837	Citibank N.A.	4/9/18	(187,735)
ARS	4,730,000	USD	241,081	Citibank N.A.	4/9/18	(7,836)
ARS	16,430,000	USD	839,122	JPMorgan Chase & Co.	4/9/18	(28,931)
ARS	84,490,000	USD	4,409,708	Bank of America N.A.	4/10/18	(245,560)
USD	921,206	ARS	17,724,000	JPMorgan Chase & Co.	4/10/18	47,666
ARS	42,090,000	USD	2,167,911	Goldman Sachs Group Inc.	4/11/18	(94,569)
ARS	29,421,950	USD	1,525,244	Citibank N.A.	4/12/18	(76,689)
MXN	64,853,426	USD	3,299,673	Goldman Sachs Group Inc.	4/16/18	143,003
TRY	37,584,880	USD	9,612,501	Bank of America N.A.	4/18/18	171,134
MXN	47,838,505	USD	2,504,372	Goldman Sachs Group Inc.	4/18/18	34,232
USD	9,689,400	TRY	37,970,820	Goldman Sachs Group Inc.	4/18/18	(194,699)
USD	2,530,000	MXN	48,466,831	JPMorgan Chase & Co.	4/18/18	(41,946)
IDR	3,306,200,000	USD	244,216	Bank of America N.A.	4/19/18	1,370
MXN	518,700,000	USD	27,294,254	Bank of America N.A.	4/19/18	226,516
PLN	39,158,489	USD	11,401,577	Bank of America N.A.	4/19/18	313,183
PLN	47,150,000	USD	13,748,240	Bank of America N.A.	4/19/18	357,283
CLP	8,591,650,000	USD	14,136,816	Barclays Bank PLC	4/19/18	101,694
EUR	50,000,000	USD	61,402,850	Barclays Bank PLC	4/19/18	991,836
GBP	2,280,953	USD	3,133,767	Barclays Bank PLC	4/19/18	114,578
IDR	2,173,428,000	USD	162,124	Barclays Bank PLC	4/19/18	(680)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	44,731,000	USD	13,830,195	Barclays Bank PLC	4/19/18	$36,400
TRY	57,830,527	USD	14,951,982	Barclays Bank PLC	4/19/18	97,378
USD	38,878,168	AUD	48,837,625	Barclays Bank PLC	4/19/18	(468,664)
USD	13,538,994	BRL	43,010,000	Barclays Bank PLC	4/19/18	148,889
USD	14,664,774	CNY	95,961,884	Barclays Bank PLC	4/19/18	(517,322)
USD	5,266,560	COP	15,417,854,000	Barclays Bank PLC	4/19/18	(138,671)
USD	194,582,234	EUR	159,130,374	Barclays Bank PLC	4/19/18	(3,995,559)
USD	2,462,556	EUR	2,000,000	Barclays Bank PLC	4/19/18	(33,231)
USD	2,497,292	EUR	2,000,000	Barclays Bank PLC	4/19/18	1,505
USD	97,065,661	JPY	10,743,518,534	Barclays Bank PLC	4/19/18	(1,791,449)
USD	9,501,005	KRW	10,136,526,842	Barclays Bank PLC	4/19/18	(5,287)
USD	8,602,175	MXN	163,101,539	Barclays Bank PLC	4/19/18	(51,536)
USD	13,055,105	PHP	660,040,000	Barclays Bank PLC	4/19/18	232,757
USD	15,240,000	RUB	859,484,184	Barclays Bank PLC	4/19/18	94,090
USD	9,573,010	ZAR	120,746,284	Barclays Bank PLC	4/19/18	(505,483)
BRL	9,320,599	USD	2,860,966	Citibank N.A.	4/19/18	40,773
CAD	41,950,873	USD	33,640,628	Citibank N.A.	4/19/18	496,799
RUB	2,278,332,969	USD	39,413,332	Citibank N.A.	4/19/18	735,662
USD	51,354,209	CNH	336,652,519	Citibank N.A.	4/19/18	(1,865,349)
USD	3,388,466	MXN	65,519,386	Citibank N.A.	4/19/18	(87,809)
MXN	125,902,609	USD	6,590,000	Goldman Sachs Group Inc.	4/19/18	90,040
MXN	72,991,000	USD	3,866,520	Goldman Sachs Group Inc.	4/19/18	6,178
COP	20,308,470,000	USD	6,911,169	JPMorgan Chase & Co.	4/19/18	208,627
COP	1,335,814,000	USD	470,274	JPMorgan Chase & Co.	4/19/18	(1,961)
INR	3,321,412,625	USD	51,549,116	JPMorgan Chase & Co.	4/19/18	164,861
INR	1,043,430,000	USD	16,271,001	JPMorgan Chase & Co.	4/19/18	(24,927)
MXN	122,800,000	USD	6,505,237	JPMorgan Chase & Co.	4/19/18	10,188
RUB	402,461,718	USD	6,958,671	JPMorgan Chase & Co.	4/19/18	133,546
TRY	19,602,640	USD	5,018,854	JPMorgan Chase & Co.	4/19/18	82,382
TRY	33,570,260	USD	8,594,977	JPMorgan Chase & Co.	4/19/18	141,083
USD	25,717,804	TWD	754,046,000	Morgan Stanley & Co. Inc.	4/19/18	(255,287)
ARS	84,905,113	USD	4,190,000	Citibank N.A.	4/25/18	(38,198)
ARS	31,645,839	USD	1,550,000	Citibank N.A.	4/26/18	(3,349)
ARS	95,480,952	USD	4,670,000	JPMorgan Chase & Co.	4/26/18	(3,486)
USD	2,580,000	MXN	51,233,640	JPMorgan Chase & Co.	7/9/18	(101,177)
ARS	51,585,000	USD	2,400,419	Citibank N.A.	7/30/18	(267)
ARS	165,796,000	USD	7,948,035	JPMorgan Chase & Co.	9/17/18	(404,995)

Total						$(6,590,614)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2018 the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487%**	—	$3,600,447
Goldman Sachs Group Inc.	287,400,000	BRL	1/2/19	BRL-CDI	9.925%**	—	2,966,775

Total						—	$6,567,222

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
33,390,000		12/19/20	3-Month LIBOR-BBA quarterly	2.126% semi-annually	—	$(304,418)
51,780,000		9/28/19	3-Month LIBOR-BBA quarterly	1.705% semi-annually	—	(465,610)
208,100,000	MXN	4/13/20	28-Day TIIE-Banxico every 28 days	7.190% every 28 days	—	(142,222)
928,800,000	MXN	4/14/20	28-Day TIIE-Banxico every 28 days	7.108% every 28 days	—	(718,797)
378,200,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.085% every 28 days	—	(302,438)
550,600,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.075% every 28 days	—	(446,358)
760,400,000	MXN	5/28/20	28-Day TIIE-Banxico every 28 days	7.440% every 28 days	—	(311,718)
369,200,000	MXN	5/29/20	28-Day TIIE-Banxico every 28 days	7.400% every 28 days	—	(168,422)
749,400,000	MXN	6/1/20	28-Day TIIE-Banxico every 28 days	7.340% every 28 days	—	(394,023)
13,530,000		6/14/20	3-Month LIBOR-BBA quarterly	1.671% semi-annually	$(6,148)	(216,118)
94,940,000		6/1/21	3-Month LIBOR-BBA quarterly	1.340% semi-annually	—	(3,521,315)
50,600,000		6/27/21	3-Month LIBOR-BBA quarterly	1.220% semi-annually	—	(2,128,500)
399,264,000		5/31/22	3-Month LIBOR-BBA quarterly	2.559% semi-annually	(281,359)	(511,535)
191,864,000		5/31/22	3-Month LIBOR-BBA quarterly	2.250% semi-annually	(1,158,559)	(1,557,449)
26,780,000		12/1/22	3-Month LIBOR-BBA quarterly	2.169% semi-annually	—	(525,679)
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month Japanese BBA LIBOR semi-annually	1,205	448,989
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR-BBA quarterly	—	5,570,986
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR-BBA quarterly	—	3,552,896
79,777,000		11/15/43	2.474% semi-annually	3-Month LIBOR-BBA quarterly	(60,315)	5,967,230
85,031,000		11/15/43	2.630% semi-annually	3-Month LIBOR-BBA quarterly	(129,228)	3,914,253
102,199,000		11/15/43	2.734% semi-annually	3-Month LIBOR-BBA quarterly	(1,066,161)	3,607,423
27,850,000		11/4/45	2.591% semi-annually	3-Month LIBOR-BBA quarterly	—	1,498,555
1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month Japanese BBA LIBOR semi-annually	(11,948)	742,484
12,688,700	EUR	8/23/47	1.498% annually	6-Month EURIBOR-Reuters semi-annually	11,956	202,486

Total					$(2,700,557)	$13,790,700

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse First Boston Inc. (Toll Brothers Finance Corp., 4.375%, due 4/15/23)	$2,080,000	12/20/22	0.75%	1.000% quarterly	$(22,240)	$(19,068)	$(3,172)
JPMorgan Chase & Co. (Toll Brothers Finance Corp., 4.375%, due 4/15/23)	2,080,000	12/20/22	0.77%	1.000% quarterly	(22,239)	(19,353)	(2,886)

Total	$4,160,000				$(44,479)	$(38,421)	$(6,058)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.A.6 Index)	$1,100,000	5/11/63	2.000% monthly	$(45,684)	$(54,033)	$8,349
Morgan Stanley & Co. Inc. (Markit CMBX.NA.A.6 Index)	1,200,000	5/11/63	2.000% monthly	(49,837)	(58,537)	8,700

Total	$2,300,000			$(95,521)	$(112,570)	$17,049

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Markit CMBX.NA.AAA.6 Index)	$691,383	5/11/63	0.500% monthly	$(6,096)	$(4,760)	$(1,336)
Credit Suisse (Markit CMBX.NA.AAA.6 Index)	4,247,067	5/11/63	0.500% monthly	(37,450)	(27,340)	(10,110)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.6 Index)	4,740,912	5/11/63	0.500% monthly	(41,804)	(30,467)	(11,337)

Total	$9,679,362			$(85,350)	$(62,567)	$(22,783)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.IG.27 Index	10,270,000		12/20/21	1.000% quarterly	$237,256	$87,196	$150,060
Markit CDX.NA.IG.28 Index	162,230,000		6/20/22	1.000% quarterly	3,727,718	2,553,275	1,174,443
Markit CDX.NA.IG.29 Index	53,040,000		12/20/22	1.000% quarterly	1,289,732	1,214,648	75,084
Markit CDX.NA.IG.29 Index	4,160,000		12/20/27	1.000% quarterly	44,526	46,275	(1,749)
Markit ITRX.EUR.XOVER Index	1,457,856	EUR	12/20/19	5.000% quarterly	133,908	68,592	65,316
Markit ITRX.EUR.XOVER Index	6,141,712	EUR	12/20/20	5.000% quarterly	724,422	251,948	472,474
Markit ITRX.EUR.XOVER Index	2,000,000	EUR	6/20/21	5.000% quarterly	267,417	130,976	136,441

Total					$6,424,979	$4,352,910	$2,072,069

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$44,244,000	12/20/22	5.000% quarterly	$(3,681,742)	$(3,277,488)	$(404,254)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$74,327,578	$0	*	$74,327,578
Other Corporate Bonds & Notes	—	332,401,913	—		332,401,913
Asset-Backed Securities	—	49,157,086	—		49,157,086
Collateralized Mortgage Obligations	—	73,856,500	—		73,856,500
Mortgage-Backed Securities	—	906,907	—		906,907
Municipal Bonds	—	5,879,037	—		5,879,037
Non-U.S. Treasury Inflation Protected Securities	—	54,233,138	—		54,233,138
Senior Loans	—	30,698,363	—		30,698,363
Sovereign Bonds	—	399,459,157	—		399,459,157
U.S. Government & Agency Obligations	—	424,209,809	—		424,209,809
U.S. Treasury Inflation Protected Securities	—	22,316,832	—		22,316,832
Common Stocks:
Energy	$770,751	178,929	—		949,680
Convertible Preferred Stocks	—	3,283,700	—		3,283,700
Preferred Stocks	396,155	—	—		396,155
Purchased Options:
Exchange-Traded Purchased Options	1,747,753	665,230	—		2,412,983
OTC Purchased Options	—	2,996,924	—		2,996,924

Total Long-Term Investments	2,914,659	1,474,571,103	0	*	1,477,485,762

Short-Term Investments†:
Sovereign Bonds	—	3,706,284	—		3,706,284
Money Market Funds	—	8,200,000	—		8,200,000

Total Short-Term Investments	—	11,906,284	—		11,906,284

Total Investments	2,914,659	1,486,477,387	0	*	1,489,392,046

Other Financial Instruments:
Futures Contracts	29,539,981	—	—		29,539,981
Forward Foreign Currency Contracts	—	7,153,574	—		7,153,574
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,073,818	—		2,073,818
Centrally Cleared Interest Rate Swaps	—	25,505,302	—		25,505,302
OTC Interest Rate Swaps‡	—	6,567,222	—		6,567,222

Total Other Financial Instruments	29,539,981	41,299,916	—		70,839,897

Total	$32,454,640	$1,527,777,303	$0	*	$1,560,231,943

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
OTC Written Options	—	$4,703,752	—	$4,703,752
Exchange-Traded Written Options	$4,547,780	—	—	4,547,780
Futures Contracts	22,468,365	—	—	22,468,365
Forward Foreign Currency Contracts	—	13,744,188	—	13,744,188
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	404,254	—	404,254
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,749	—	1,749
Centrally Cleared Interest Rate Swaps	—	11,714,602	—	11,714,602
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	44,479	—	44,479
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	85,350	—	85,350
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	95,521	—	95,521

Total	$27,016,145	$30,793,895	—	$57,810,040

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 1/31/2018	Value Per Share	Percent of Net Assets
Berry Petroleum Co. Convertible Preferred Stock	287	2/17	$2,870	$3,468	$12.08	0.00%

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended January 31, 2018. The following transactions were effected in shares of such companies for the period ended January 31, 2018.

	Affiliate Value at October 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$10,800,000	$372,156,942	372,156,942	$374,756,942	374,756,942	—	$111,361	—	$8,200,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018